Income tax (Tables)	12 Months Ended
Dec. 31, 2019
Income tax
Schedule of income tax expenses (benefits)

	Period from	Period from
	19 December	1 January	Year ended	Year ended
	to 31 December	to 18 December	31 December	31 December
	2019	2019	2018	2017
	Successor (NFH)	Predecessor (HHH)
Current
Charge for the period	(6,130)	75,076	68,918	68,033
Under/(over)-provision in prior period	—	398	49	(72)
Deferred (Note 19)	(131)	(7,050)	(9,218)	(1,196)
	(6,261)	68,424	59,749	66,765

Schedule of reconciliation of the applicable rates to the effective tax rates

	Period from	Period from
	19 December	1 January	Year ended 31	Year ended 31
	to 31 December	to 18 December	December	December
	2019	2019	2018	2017
	Successor (NFH)	Predecessor (HHH)
Loss before tax	(236,558)	(159,954)	(94,297)	68,356

Tax expense calculated at the statutory tax rate of 25%	(59,140)	(39,989)	(23,574)	17,089
Effect of differing tax rates in different jurisdictions	22,061	10,188	986	283
Non‑taxable income	—	(2,670)	(2,221)	(1,735)
Non‑deductible expenses	5,519	11,221	14,675	15,669
Utilization of previously unrecognized tax losses	(201)	(2,123)	(5,872)	(47,588)
Utilization of previously unrecognized deductible temporary differences	—	—	(567)	(2,309)
Unrecognized deductible temporary differences	(6,815)	22,006	21,870	199
Unrecognized tax losses for the year	21,340	68,427	55,463	32,827
Adjustments in respect of current tax of previous period	—	398	49	(72)
Effect of U.S. Tax Cut and Jobs Act ("TCJA") transition tax*	—	—	—	45,907
Effect of non-U.S. operations*	10,955	(987)	(1,834)	—
Adoption of IFRS 16	—	989	—	—
PRC withholding tax	20	964	774	6,495
Income tax (benefit)/expense	(6,261)	68,424	59,749	66,765

*Due to enactment of the TCJA in December 2017, there is a one-time mandatory transition tax impact on accumulated non-U.S. operations recognized during 2017. For subsequent periods, the current year tax impact of non-U.S. operations will be recognized in the respective current year period.